Tax reforms	12 Months Ended
Dec. 31, 2022
Tax reforms
Tax reforms

Note 16     Tax reforms

Colombia

In November 2022, the Colombian Congress approved a Tax Reform (“Law 2277”) which contemplates an increase in the effective tax rate and the government take for certain entities of the oil and gas industry.

The main impacts derived from the Law 2277 for GeoPark as part of the oil and gas industry include a provision that prevents the deduction of royalties for Corporate Income Tax (“CIT”) calculation purposes. Royalties paid in cash are assessed at a commercial value net of production costs while, royalties paid in-kind are assessed at their production cost.

A second relevant provision included in the Law 2277 establishes a permanent surtax for companies developing crude oil extractive activities, ranging between 5% and 15%. The surtax triggers when the Brent price average during the fiscal year meets percentiles 30 and upwards of the Brent price average of the last 10 years (as shown in the table below regarding fiscal year 2023) and is calculated as additional percentage points of the CIT rate that is applicable to the taxable base determined on a regular basis for CIT purposes. Income derived from gas production is exempted of surtax.

2023 Surcharge Price Triggers	Surcharge rate
< US$ 65.28 /bbl	0%
US$ 65.28 to US$ 73.77 /bbl	5%
US$ 73.78 to US$ 78.69 /bbl	10%
> US$ 78.69 /bbl	15%

In addition to the aforementioned rules, the Law 2277 includes other measures such as the strike off of the straight-line amortization method for new exploratory assets which will pass to be calculated under the ‘unit of production’ method, and repeals the tax credit of 50% of the industry and commerce tax paid during the year, which will no longer be treated as a tax credit but as a common deduction. The tax rate for dividends tax increases to 20% as well as the rate for capital gains tax that increases to 15%.

The new tax provisions will go into effect in 2023 and do not affect current tax bases or tax rate for fiscal year 2022. Nevertheless, the surtax has been considered for deferred income tax purposes as of December 31, 2022.

Spain

As from December 2021, tax regulations turned a full income tax exemption on dividend and capital gains income into a 95% exemption.